LOANS PAYABLE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Net proceeds from software and equipment financing	$ 10,218	$ 0
Equipment [Member]
Disclosure of detailed information about borrowings [line items]
Net book value of equipment pledged as security	$ 9,200
Financing arrangements [Member]
Disclosure of detailed information about borrowings [line items]
Terms	from 1 year to 4 years
Weighted-average interest rate	8.00%
Financing arrangements [Member] | Software licenses [member]
Disclosure of detailed information about borrowings [line items]
Net proceeds from software and equipment financing	$ 1,086
Financing arrangements [Member] | Equipment [Member]
Disclosure of detailed information about borrowings [line items]
Net proceeds from software and equipment financing	9,132
Financing arrangements [Member] | Equipment [Member] | Events After Reporting Period [Member]
Disclosure of detailed information about borrowings [line items]
Net proceeds from software and equipment financing	$ 2,226